22,263-8                       Exchange Act-Forms                   1868 4-28-99

                                    FORM 13F

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                                                            OMB APPROVAL
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                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: 12/31/99

              Check here if Amendment [ ]; Amendment Number: ____

                       This Amendment (Check only one.):

                             [ ] is a restatement.
                             [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    DynaFund Ventures, L.L.C.
Address: 21311 Hawthorne Blvd., Suite 300
Torrance, CA 90503
________________________________________________________________________________

13F File Number: 28-______________________________________

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Walters
Title:    Vice President of Finance

--------------------------------------------------------------------------------

Phone:    310 792-4929

Signature, Place, and Date of Signing:

/s/ Scott Walters
--------------------------------------------------------------------------------
[Signature]

Torrance, CA____________________________________________________________________
[City, State]

2/10/00_________________________________________________________________________
[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   1

Form 13F Information Table Value Total:   $107,955



List of Other Included Managers:          None



                                                              FORM 13F INFORMATION TABLE


                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                                           Value       Shares/ Sh/  Put/Invstmt
      Name of Issuer        Title of class CUSIP           (x$1000)    PrnAmt  Prn Call Dscretn Managers       Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
    E-Toys, Inc.             COM         297862104       107,955    4,112,552   SH      Sole                4,112,552
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